Financial instruments and risk management - Schedule of movements in level 3 instruments measured on a recurring basis (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Level 3
Disclosure of fair value measurement of liabilities [line items]
At the beginning of the year	$ (665)
At the end of the year	(443)	$ (665)
Zacapa financial liability | Level 3
Disclosure of fair value measurement of liabilities [line items]
At the beginning of the year	(274)	(261)
Net gains/(losses) included in the income statement	0	(10)
Net losses included in exchange in other comprehensive income	0	0
Net gains/(losses) included in retained earnings	73	(19)
Acquisitions	0	0
Settlement of liabilities	3	16
At the end of the year	(198)	(274)
Contingent consideration payable
Disclosure of fair value measurement of liabilities [line items]
At the beginning of the year	(279)
At the end of the year	(153)	(279)
Contingent consideration payable | Level 3
Disclosure of fair value measurement of liabilities [line items]
At the beginning of the year	(391)	(449)
Net gains/(losses) included in the income statement	145	145
Net losses included in exchange in other comprehensive income	0	(4)
Net gains/(losses) included in retained earnings	0	0
Acquisitions	0	(92)
Settlement of liabilities	1	9
At the end of the year	$ (245)	$ (391)